Accumulated Other Comprehensive Loss	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss
As at June 30, 2017 and December 31, 2016, the Company’s accumulated other comprehensive loss consisted of the following components:

	June 30,	December 31,
	2017	2016
	$	$
Unrealized loss on qualifying cash flow hedging instruments	(493)	(41)
Pension adjustments, net of tax recoveries	(12,272)	(12,160)
Unrealized gain (loss) on marketable securities	284	(416)
Foreign exchange gain on currency translation	2,426	2,014
	(10,055)	(10,603)